[DECHERT LOGO]                                      200 Clarendon Street
                                                    27th Floor
                                                    Boston, MA  02116-5021
                                                    +1 617 728 7100  Main
                                                    +1 617 426 6567  Fax
                                                    www.dechert.com

                                                    ----------------------------

                                                    KENNETH R. EARLEY
                                                    kenneth.earley@dechert.com
                                                    +1 617 728 7139  Direct
                                                    +1 617 275 8374  Fax


October 17, 2008

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington D.C.  20549

RE:      Forward Funds
         File Nos. 033-48940/811-06722
         Form N-1A Post Effective Amendment No. 52

Dear Sir or Madam:

Electronically transmitted for filing via EDGAR is the registration statement relating to Forward Funds (the "Registrant"), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 52 ("PEA 52") to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended ("1933 Act"), and Amendment No. 52 to the Trust's registration statement on Form N-1A under the Investment Company Act of 1940, as amended. The Amendment is being filed in connection with the Registrant's update of its registration statement to add Investor Class shares to Accessor Strategic Alternatives Fund, an existing series of the Registrant.

PEA 52 is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it is proposed that the Amendment will become effective 60 days after the date of filing. The Trust hereby undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of PEA 52 for the purposes of filing required exhibits and completing certain registration statement disclosures.

Please contact me at (617) 728-7139 with any questions or comments.

Sincerely,


/s/ Kenneth R. Earley
------------------------------------
Kenneth R. Earley
Associate

cc:      Judith Rosenberg, CCO and CLO, Forward Funds
         Mary Curran, Secretary, Forward Funds
         Douglas Dick, Dechert LLP

Attachment





US Austin Boston Charlotte Hartford New York Newport Beach Philadelphia Princeton San Francisco Silicon Valley Washington DC
EUROPE Brussels London Luxembourg Munich Paris ASIA Beijing Hong Kong